Income Tax (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Income Tax Expense Benefit Continuing Operations [Abstract]
Charge/(benefit) for current taxation	$ 71	$ 163
Charge/(benefit) for deferred taxation	15	102
Total income and mining tax expense	86	265
Current Rate of Tax (Percent)		25.00%
Tax Rate As Per Stability Agreement (Percent)		30.00%
Income before income tax and equity income in associates	307	652
Income Tax Uncertainties [Abstract]
Balance at beginning of period	93	78	78
Additions for tax positions of prior years	0		17
Reductions for tax positions of prior years	0		0
Translation (decreases)	(4)		(2)
Balance at end of period	89		93
Recognized as a reduction of deferred tax assets	40		40
Recognized in other non-current liabilities	49		53
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the three months ended March 31, 2013	1
Interest accrued as at March 31, 2013	$ 14